Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: June 30, 2006
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 07/11/06





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
65
Form 13F Information Table Value Total:
$337,231
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


Allied Waste            ComPar$.01 019589308   9,468    833,500      SH          DEFINED             833,500
American Natl Bankshare Com        027745108     416     18,000      SH          SOLE                 18,000
Assurant                Com        04621X108   3,525     72,835      SH          DEFINED              72,835
Atlas America           Com        049167109     411      9,173      SH          SOLE                  9,173
Baker Michael Corp      Com        057149106   7,459    343,743      SH          DEFINED             343,743
Berkley, WR             Com        084423102   1,897     55,575      SH          SOLE                 55,575
Brush Engineered        Com        117421107   3,162    151,675      SH          DEFINED             151,675
CNX Gas Corp            Com        12618H309   1,614     53,800      SH          DEFINED              53,800
Chesapeake Utilities    Com        165303108     217      7,230      SH          SOLE                  7,230
CIT Group               Com        125581108   3,178     60,772      SH          DEFINED              60,772
ConocoPhillips          Com        20825C104   1,972     30,101      SH          DEFINED              30,101
Digi Intl Inc.          Com        253798102     699     55,800      SH          SOLE                 55,800
EFJ Inc.                Com        26843B101     373     62,100      SH          SOLE                 62,100
EOG Res Inc.            Com        26875P101   4,931     71,120      SH          DEFINED              71,120
Emcor Group             Com        29084Q100   9,258    190,216      SH          DEFINED             190,216
Emerson Elec Co.        Com        291011104   2,834     33,820      SH          DEFINED              33,820
Energen Corp.           Com        29265N108   6,385    166,240      SH          DEFINED             166,240
Energy Partners         Com        29270U105   2,482    130,975      SH          DEFINED             130,975
FTI Consulting          Com        302941109   8,965    334,880      SH          DEFINED             334,880
First Potomac           Com        33610F109     386     12,960      SH          DEFINED              12,960
Griffon Corp.           Com        398433102   1,398     53,580      SH          DEFINED              53,580
John Hancock Bk      SHBENINT      409735107     998    105,680      SH          SOLE                105,680
Horizon Offshore        ComNew     44043J204   3,497    166,863      SH          SOLE                166,863
KMG America Corp.       Com        482563103   8,801    992,200      SH          DEFINED             992,200
NGP Capital Resources   Com        62912R107  10,037    686,056      SH          DEFINED             686,056
OceanFirst              Com        675234108     254     11,434      SH          SOLE                 11,434
PartnerRe Holdings      Com        G6852T105   6,139     95,853      SH          DEFINED              95,853
PFF Bancorp             Com        69331W104   1,678     50,610      SH          SOLE                 50,610
PPL Corporation         Com        69351T106   8,447    261,525      SH          DEFINED             261,525
Pentair                 Com        709631105     683     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101   4,075    408,750      SH          DEFINED             408,750
Provident Bankshares    Com        743859100     953     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402   2,393    210,279      SH          DEFINED             210,279
Rosetta Resources       Com        777779307     606     36,500      SH          SOLE                 36,500
Rush Enterprises        CLA        781846209   6,980    384,155      SH          DEFINED             384,155
Rush Enterprises        CLB        781846308   2,910    172,199      SH          SOLE                172,199
SCS Transn              Com        81111T102     776     28,200      SH          SOLE                 28,200
SunTrust Bks            Com        867914103   3,354     43,980      SH          DEFINED              43,980
Suncor Energy           Com        867229106  15,180    187,380      SH          DEFINED             187,380
USI Hldgs               Com        90333H101   7,723    575,887      SH          DEFINED             575,887
United America          CLA        90933T109   9,200    441,473      SH          DEFINED             441,473
Urstadt Biddle Pptys    CLA        917286205     448     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107   9,968    648,945      SH          DEFINED             648,945
Washington Mutual       Com        939322103   3,086     67,712      SH          DEFINED              67,712
Waste Industries        Com        941057101   3,990    175,941      SH          DEFINED             175,941
Agere Sys          Note 6.5 12/1   00845VAA8  11,914 12,005,000      PRN         DEFINED          12,005,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   2,256  2,447,000      PRN         DEFINED           2,447,000
Amazon.com Inc.    Note 4.75 2/0   023135AF3  11,077 11,500,000      PRN         DEFINED          11,500,000
BEA Systems        Note 4.0 12/1   073325AD4   6,123  6,170,000      PRN         DEFINED           6,170,000
Brocade Commun     Note 2.0  1/0   111621AB4   4,766  4,777,000      PRN         DEFINED           4,777,000
Brooks Auto        Note 4.75 6/0   11434AAB6  16,677 17,051,000      PRN         DEFINED          17,051,000
Ciena Corp.        Note 3.75 2/0   171779AA9  10,058 10,471,000      PRN         DEFINED          10,471,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   7,490  7,558,000      PRN         SOLE              7,558,000
Emulex Corp.       Note 0.25 12/1  292475AD2     482    494,000      PRN         DEFINED             494,000
I2 Technologies    Note 5.25 12/1  465754AF6     994  1,000,000      PRN         DEFINED           1,000,000
Mercury Interact   Note 4.75 7/0   589405AB5  14,647 14,668,000      PRN         DEFINED          14,668,000
Mercury Interact   Note      5/0   589405AD1   3,659  3,485,000      PRN         SOLE              3,485,000
Millennium Pharm   Note 5.5  1/1   599902AB9  10,577 10,598,000      PRN         DEFINED          10,598,000
Nektar Ther        Note 5.0  2/0   457191AF1   4,645  4,680,000      PRN         DEFINED           4,680,000
Nektar Ther        Note 3.5 10/1   457191AH7   4,197  4,305,000      PRN         DEFINED           4,305,000
Quanta Svcs        Note 4.0  7/0   74762EAA0  12,727 12,910,000      PRN         DEFINED          12,910,000
Sanmina SCI Corp   Note 3.0  3/1   783890AF3   6,826  7,013,000      PRN         DEFINED           7,013,000
Sepracor           SDCV 5.0  2/1   817315AL8  14,166 14,245,000      PRN         DEFINED          14,245,000
Veeco Instrs       Note 4.125 12/2 922417AB6   8,265  8,490,000      PRN         DEFINED           8,490,000
Wind River System  Note 3.75 12/1  973149AE7   2,479  2,509,000      PRN         DEFINED           2,509,000
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